Investment in equity investees (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue	¥ 80,095	¥ 652,864	¥ 120,930
Gross profit	4,981	138,640	13,846
Loss from operations	(133,910)	(35,586)	(45,351)
Net loss	(133,207)	(47,855)	(45,621)
Net loss attributable to the equity-method investees	(129,223)	(36,886)	¥ (45,621)
Current assets	222,030	400,179
Non-current assets	133,003	33,689
Current liabilities	45,515	208,515
Non-current liabilities	0	2,171
Noncontrolling interests	¥ 8,603	¥ 4,656